Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 22, 2015
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	May 22, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Altegris Multi-Strategy Alternative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Altegris Multi-Strategy Alternative Fund (the “Fund”) seeks long-term capital appreciation and absolute returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2014, the Fund’s portfolio turnover rate was 28%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund seeks to achieve its investment objective of long-term capital appreciation and absolute returns by following a flexible allocation strategy that invests across broad alternative investments strategies and asset classes, including but not limited to, managed futures, global macro, equity long short, and fixed income long short strategies.

The Fund is structured to allow Altegris Advisors, L.L.C. (the “Adviser”) flexibility in accessing a broad range of alternative strategies, and the Adviser seeks to achieve its investment objectives by investing a portion of the Fund’s assets in a “Fund of Funds” portfolio and the remainder of the Fund’s assets in a “Directly Traded” portfolio. The specific asset allocation among the various strategies and investments within each strategy will be determined by the Adviser from time to time in accordance with the Adviser’s investment process. The Fund of Funds portion of the portfolio is comprised of a combination of other mutual funds, exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) (collectively “Other Investment Companies”) for which the Adviser or its affiliates may, or may not, act as an investment adviser, in each case subject to applicable restrictions on investments in affiliated or non-affiliated funds under the Investment Company Act of 1940, as amended (“1940 Act”). Within the Fund of Funds portfolio, the Adviser will vary the allocation percentages to Other Investment Companies based on the current economic and market environment and the Adviser’s tactical views. The Adviser anticipates that primary investment exposure within the Fund of Funds portfolio will be to equity long short, fixed income long short and other long-short equity and debt strategies and the Fund’s overall exposure to those strategies will be primarily contained within the Fund of Funds portfolio. In addition, the Adviser may from time to time invest the Fund of Funds portfolio so as to gain exposure to other strategies, including managed futures and global macro strategies. The Fund of Funds portfolio may include, but not be limited to, investments in the Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris/AACA Real Estate Long Short Fund and other investment companies advised by the Adviser or its affiliates, currently or in the future. The Trust, on behalf of the Fund, and the Adviser received exemptive relief from the Securities and Exchange Commission (“SEC”) with respect to certain limitations in the 1940 Act related to certain investments, including Other Investment Companies. The Fund may invest in Other Investment Companies in excess of certain investment limitations pursuant to an exemptive order obtained by the Fund or an exemptive order obtained by an Other Investment Company from the SEC and consistent with the conditions specified in such order. The Fund may employ leverage or hedging techniques directly, or through Other Investment Companies.

The Adviser anticipates that the primary investment exposure within the Directly Traded portfolio will be to managed futures, global macro and other alternative investment strategies, including those providing exposure to financial and non-financial commodity futures contracts, through investments made either directly by the Fund, or indirectly through a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Fund (although the Adviser may also gain exposure to managed futures and global macro strategies through the Fund of Funds portfolio as described above). Directly Traded portfolio investments may be made in any combination of securities, derivatives contracts or other financial instruments, which may include, but not be limited to, securities of limited partnerships, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Pools”), and also investments in swap contracts, structured notes or other derivatives. Such investments will be made without restriction as to issuer capitalization, country, or currency. To the extent the Fund invests in Underlying Pools, each may invest according to a managed futures, global macro or other strategy, as applicable, in one or a combination of: (a) futures, options, forwards or spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices; (b) equity securities; (c) fixed income securities; (d) foreign exchange instruments; and/or (e) financial derivative contracts including swaps or structured notes. Underlying Pools may use derivatives primarily as a substitute for the securities, commodities, indices and foreign currencies. Swap contracts, structured notes or other derivatives may have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of other Underlying Pools and their respective strategies.

In order to provide the Fund with exposure to certain managed futures, global macro or other strategy investments that involve trading both financial and non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest through its Subsidiary up to 25% of its total assets. Underlying Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund. The Fund may also make managed futures, global macro and other strategy investments that do not provide exposure to non-financial commodity futures contracts, directly, meaning outside of the Subsidiary, and these may include investments in Underlying Pools, swaps, structured notes or other derivatives.

The Fund is non-diversified for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund. However, the Fund does not invest more than 25% of its assets in derivatives with any single counterparty and will not invest more than 25% of its assets in the Subsidiary.

Managed futures strategies are primarily trend-following in nature that managers react to identifiable market signals or indicators by taking long or short positions that may be potentially profitable depending on positive or negative developments or “trends” across multiple markets and asset classes simultaneously. This strategy includes Investments styles such as (a) long term trend-following, (b) discretionary macro investing based on economic fundamentals and value, (c) short-term systematic trading, (d) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities, and (e) counter-trend or mean reversion strategies.

Global macro strategies seek to predict, rather than react to, trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions. Global macro strategies include (a) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (b) dedicated currency investing that pursues both fundamental and technical trading approaches, (c) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities, and (d) systematic trading strategies which incorporate technical and fundamental macroeconomic variables.

Assets managed pursuant to equity long short strategies may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value). Assets under this strategy may be invested in common and preferred stocks, stock warrants and rights, convertible debt securities and privately placed equity securities. Certain equity long short strategies may also invest in equity securities of real estate and real estate related companies.

Assets managed pursuant to fixed income long short strategies may be invested in long or short positions in a wide variety of domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps. Fixed income long short strategies may also invest in futures, options on futures, credit-linked or other structured notes, credit default swaps and other derivative contracts that provide long or short exposure to other credit obligations and to the credit markets.

Both equity long short and fixed income long short strategies will be accessed primarily through Other Investment Companies which may invest in convertible debt securities or credit-related instruments of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”) or in default. Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO). There is no limit to the Fund’s exposure to such high yield securities or junk bonds. Both the Fund of Funds and the Directly Traded portfolios will be managed by the Fund’s Adviser. The Adviser may also delegate management of a portion of the Fund’s assets to a sub-adviser pursuant to any of the above-described strategies or other alternative investment strategies or trading programs. Other Investment Companies in which the Fund invests, including those advised by the Adviser, may also engage sub-advisers to manage a portion of their respective portfolio assets. The Adviser, on behalf of itself and on behalf of the Fund and Other Investment Companies it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of a sub-adviser or sub-advisers to manage a portion of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The Fund is subject to a number of risks either directly or indirectly through its investments in Other Investment Companies, the Subsidiary, securities issued by Underlying Pools, swap contracts, structured notes or other investment instruments. For purposes of this discussion of principal investment risks, and unless otherwise specified, references to the term “Fund” should be read to include the Fund, Other Investment Companies, the Subsidiary, and Underlying Pools.

• Alternative Strategies Risk: Alternative investment strategies pursued by the Fund may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and risks associated with the use of leverage.

• Capital Raising Risk: There can be no guarantee that adequate capital will be raised in a timely fashion in order to achieve the Fund’s investment objectives.

• Commodity Risk: Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Convertible Security Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

• Credit Default Swap Risk: The use of credit default swaps (“CDS”) to transfer credit risk involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund’s use of swaps, structured notes or other derivative instruments, directly or indirectly, involves risks different from, or possibly greater than the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions held may expire worthless exposing the Fund to potentially significant losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Securities of issuers in emerging markets securities also tend to be less liquid.

• Equity Market Risk: Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price.

• Exchange-Traded Funds (ETF) Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

• Exchange Traded Notes (ETN) Risk: ETNs are subject to the risk that the value of the index may decline sharply or unpredictably. In addition, ETNs are subject to risk of default by the issuer. This is the major distinction between ETFs and ETNs: while ETFs are subject to market risk, ETNs are subject to both market risk and the risk of default by the issuer. ETNs are also subject to the risk that a liquid secondary market for any particular ETN might not be established or maintained.

• Fixed Income and Interest Rate Risk: The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Changes in interest rates will affect the value of investments in fixed income securities. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will have uncertain impacts on U.S. interest rates and fixed income market volatility.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment and Exchange Risk: Foreign investing involves risks not typically associated with, and potentially greater than, those associated with U.S. investments.

• Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of Other Investment Companies directly or indirectly accessed by the Fund to meet their investment objectives.

• High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default and are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers.

• Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Conflicts of interest may arise in respect of how the Adviser allocates the Fund’s assets between and among the various investment strategies for which the Adviser will receive different levels of management fee revenue.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Maturity and Prepayment Risk: The Fund may invest in fixed income securities with a range of maturities. The longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect its value. Issuers of debt securities held by the Fund may be able to prepay principal due on the securities, and in such cases the Fund may not be able to reinvest the principal at attractive rates.

• Mortgage-Backed and Asset-Backed Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Other Investment Companies Risk: Other Investment Companies are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

• Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: Investments by the Fund in securities of real estate companies will make the Fund more susceptible to risks associated with both the real estate industry generally and with ownership of real estate and related asset classes.

• Short Position Risk: The Other Investment Companies and Underlying Pools may engage in short-selling and short position derivative activities. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s or a sub-adviser’s ability to accurately anticipate the future value of a security or instrument, and potentially higher transaction costs than are associated with long-only investing. The Fund’s losses are potentially unlimited in a short position transaction.

• Small and Medium Capitalization Company Credit Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

• Structured Notes Risk: Structured notes involve leverage risk, tracking risk and issuer default risk.

• Taxation Risk: By investing indirectly in commodity-linked securities and other instruments through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However because the Subsidiary is a controlled foreign corporation, any income received from its commodities-related investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Underlying Pools Risk: Underlying Pools are subject to their own expenses, which will be indirectly paid by the Fund. The cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors or investment advisers (i.e., managers), as applicable, engaged to trade alternative investment strategies on behalf of the Underlying Pools. Underlying Pools in which the Fund invests may have share class structures that present potential cross-class liability risk. Underlying Pools are subject to specific risks, depending on the nature of the pool.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A, C, and N, which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Fund’s Class I, Class A and Class N shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Fourth Quarter 2014	2.14%
Worst Quarter	First Quarter 2014	0.20%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.20%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A and Class N shares will vary from Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A and Class N shares will vary from Class I shares.

Altegris Multi-Strategy Alternative Fund | HFRX Global Hedge Fund Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.58%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%	[1]
Altegris Multi-Strategy Alternative Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MULAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.97%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.87%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.82%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	937
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,404
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,260
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Altegris Multi-Strategy Alternative Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MULCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.97%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	558
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,692
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,896
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,781
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	458
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,692
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,896
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,781
Altegris Multi-Strategy Alternative Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MULNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.97%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	360
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,078
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Altegris Multi-Strategy Alternative Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MULIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.97%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	384
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,491
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,098
Annual Return 2014	rr_AnnualReturn2014	4.73%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Altegris Multi-Strategy Alternative Fund | Class I | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Altegris Multi-Strategy Alternative Fund | Class I | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%

[1]	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. Investors cannot invest directly in an index.
[2]	The Fund will access certain strategies through the purchase of interests in other investment companies advised by the Adviser or an affiliate of the Adviser, and for the portion of Fund assets so invested, the Fund will not be subject to a management fee. The portion of Fund assets not invested in such affiliated Other Investment Companies will be subject to a management fee of 1.50%. However, per the terms of the advisory agreement between the Fund and the Adviser, in no case will the Fund directly pay the Adviser a management fee that exceeds 1.00% of the Fund's total average daily net assets.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2016, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.85%, 1.60%, 0.60% and 0.85% of average daily net assets attributable to Class A, Class C, Class I and Class N, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.